RELATED PARTY TRANSACTIONS AND BALANCES - Compensation (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Share-based compensation	$ 201,270	$ 33,231	$ 824,555	$ 149,483
Management salaries and consulting fees	171,956	128,801	525,071	365,125
Directors' fees	18,852	18,216	55,418	54,648
Total compensation	$ 392,078	$ 180,248	$ 1,405,044	$ 569,256